Land Use Rights (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Land use rights	$ 3,222,872	$ 5,982,880
Less: Accumulated amortization	(389,039)	(258,244)
Land use rights - net	$ 2,833,833	$ 5,724,636